PAINEWEBBER TACTICAL ALLOCATION FUND                 ANNUAL REPORT

PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in PaineWebber Tactical Allocation Fund (C) and the S&P 500 Index

The graph depicts the performance of PaineWebber Tactical Allocation Fund (C) versus the S&P 500 Index. It is important to note PaineWebber Tactical Allocation Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

[GRAPH]

              PaineWebber Tactical Allocation Fund (C)    S&P 500 Index
7/22/92                      10000                            10000
8/31/92                      10100                            10196
11/30/92                     10550                            10702
2/28/93                      10868                            11073
5/31/93                      11040                            11328
8/31/93                      11374                            11743
11/30/93                     11361                            11781
2/28/94                      11516                            11994
5/31/94                      11278                            11809
8/31/94                      11767                            12384
11/30/94                     11249                            11904
2/28/95                      11974                            12875
5/31/95                      13115                            14189
8/31/95                      13834                            15037
11/30/95                     14945                            16300
2/29/96                      15789                            17338
5/31/96                      15519                            18220
8/31/96                      16119                            17852
11/30/96                     18739                            20839
2/28/97                      19565                            21872
5/31/97                      21011                            23584
8/31/97                      22277                            25104
11/30/97                     23653                            26778
2/28/98                      25979                            29524
5/31/98                      27071                            30814
8/31/98                      23723                            27142


AVERAGE ANNUAL TOTAL RETURN


                                                                          Commencement of
                                            One Year      Five Years        Operations
                                         Ended 8/31/98  Ended 8/31/98    Through 8/31/98****
                             Class A*       7.31%           16.70%              16.75%
% Return Without Deducting   Class B**      6.49%             N/A               17.76%
Maximum Sales Charge         Class C***     6.49%           15.84%              15.17%

                             Class A*       2.47%           15.62%              15.74%
% Return After Deducting     Class B**      1.49%             N/A               16.86%
Maximum Sales Charge         Class C***     5.49%           15.84%              15.17%


 * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A Shares bear ongoing 12b-1 service fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5%
    and is reduced to 0% after six years. Class B Shares bear ongoing 12b-1 service fees.

 *** Maximum contingent deferred sales charge for Class C shares is 1%
     and is reduced to 0% after one year. Class C Shares bear ongoing 12b-1 service fees.

**** Commencement of issuance was May 10, 1993 for Class A shares,
     January 30, 1996 for Class B shares and July 22, 1992 for Class C shares.

The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs sponsored by PaineWebber that may invest in PaineWebber mutual funds. For the one-year and five-year periods ended August 31, 1998, and since inception on May 10, 1993 to August 31, 1998, Class Y shares have produced average annual total returns of 7.62%, 17.00% and 17.06%, respectively. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ANNUAL REPORT                               October 15, 1998


Dear Shareholder,

We are pleased to present you with the annual report for the PaineWebber Tactical Allocation Fund (the "Fund") for the fiscal year ended August 31, 1998.

PAINEWEBBER TACTICAL ALLOCATION FUND
FUND PROFILE

[GRAPHIC]Goal:
Total return consisting of long-term capital appreciation and current income

[GRAPHIC]Portfolio Manager:
T. Kirkham Barneby, Mitchell Hutchins Asset Management Inc.

[GRAPHIC]Total Net Assets:
$1,296.0 million as of August 31, 1998

[GRAPHIC]Dividend Payments:
Annually


GENERAL MARKET OVERVIEW

[GRAPHIC]The Fund's fiscal year ended on a tumultuous note as investors reacted to global uncertainty by pulling money out of the U.S. stock markets. Concerns about exposure to over-leveraged hedge funds and emerging markets caused a sell-off in financial stocks as investors backed away from credit-quality and liquidity problems. Weakness in global markets also hurt economically sensitive companies in the United States as concern spread about a potential pullback of consumer spending. Larger-capitalization stocks held up better than mid- or small-caps, though some of the larger stocks were affected as well. As stocks became more volatile, investors shifted some of their assets into bonds, causing yields to fall and prices to rise.

PORTFOLIO REVIEW

PERFORMANCE

[GRAPHIC]The Fund's total return (the net asset value change with dividends reinvested) for the fiscal year ended August 31, 1998, without deducting sales charges, was 7.31% for Class A shares, 6.49% for Class B shares, 6.49% for Class C shares and 7.62% for Class Y shares. All share classes outperformed the 2.60% median return of their Lipper peer group without deducting sales charges.

The Fund's total return may be lower for shareowners that purchased or redeemed shares during the period. After deducting the maximum applicable sales charges, Class A shares gained 2.47%, Class B shares gained 1.49% and Class C shares gained 5.49%. Class Y shares are not subject to sales charges.

PORTFOLIO HIGHLIGHTS--

Management employs the Tactical Allocation Model (the "Model") to determine the Fund's asset mix between an equity portion designed to track the performance of the S&P 500 Index and a fixed-income portion consisting of either bonds (five-year U.S. Treasury notes) or cash (30-day U.S. Treasury bills). The Model is a systematic, quantitative approach to calculating the risk premium-the return advantage-of stocks and bonds. The Model compares the expected return of the stock market and of bonds with the "risk-free" asset (the one-year Treasury bill) to determine the equity risk premium (ERP) and bond risk premium (BRP).

Historically, the ERP has averaged about five percentage points per year. If the ERP is 5.5% or greater, the Fund is fully invested in stocks. If the ERP falls below the 5.5% hurdle rate, it indicates that the expected

PAINEWEBBER
TACTICAL
ALLOCATION
FUND
Top 10 Holdings
August 31, 1998(1)
General Electric Co. 3.4%
Microsoft Corp. 3.1%
Coca-Cola Co. 2.1%
Exxon Corp. 2.1%
Merck & Co. Inc. 1.8%
Wal Mart Stores Inc. 1.7%
Intel Corp. 1.6%
Pfizer Inc. 1.6%
International Business Machines 1.4%
Procter & Gamble Co. 1.3%

(1) All portfolio weightings represent
percentages of net assets and are
subject to change.

PAINEWEBBER TACTICAL ALLOCATION FUND        ANNUAL REPORT


return of the stock market does not fully compensate investors for the expected risk of owning stocks. Therefore, some or all of the Fund's assets would be shifted to bonds or cash, depending on the bond risk premium. For every 0.5% that the ERP drops below 5.5%, the Model would signal that another 25% of the Fund's assets should be shifted out of stocks.

Historically, the BRP has averaged 0.5%. If this spread is 0.5% or greater, the fixed-income portion, if any, is invested in bonds; if the spread is less than 0.5%, any fixed income portion is allocated to cash (the 30-day Treasury bill).

The Fund's Model attempts to outperform the S&P 500 Index over the long term with less volatility by shifting assets between stocks and bonds or cash. Of course, as with all investment disciplines, there is no guarantee the Model will accurately anticipate significant shifts in the markets and correctly determine when to move into or out of stocks, bonds or cash.

The Fund was fully invested in stocks included in the S&P 500 Index from the beginning of the fiscal year until the end of March 1998. On the first business day of April, the Fund's Model calculated the ERP at 5.43%, below the 5.5% threshold. This decline triggered a shift in the Fund's allocation from a full investment in stocks to a 75% weighting in stocks. Since the BRP was less than 0.5%, the 25% reduction in stocks was allocated to cash (the 30-day Treasury bill).

The reduced stock allocation remained in place through April and May, with a 25% allocation to cash. In June the ERP again rose above 5.5% and the Fund returned to a fully invested position in stocks. As of August 31, 1998 it remained 100% invested in stocks. We attribute the increase in the ERP primarily to the stock market declines and interest-rate declines that occurred in the latter part of the Fund's fiscal year.

Since the semiannual period ended on February 28, the Fund's weightings in financial services and technology companies have increased, reflecting changes in the market weightings of these sectors in the S&P 500 Index (see chart at right).


PAINEWEBBER
TACTICAL
ALLOCATION
FUND
Top Five Equity Sectors(1)
 2/28/98 8/31/98
Financial services 17.20% 18.70%
Technology 13.30% 15.90%
Consumer cyclical 13.00% 13.80%
Healthcare 12.60% 12.30%
Consumer noncyclical 10.50% 10.80%

(1) All portfolio weightings represent
percentages of net assets and are
subject to change.

ANNUAL REPORT

OUTLOOK

[GRAPHIC]

As we enter the next reporting period, key economic indicators--GDP growth, inflation, corporate profits and long- and short-term interest rates--are showing declines. The Fund's next move will depend upon the interactions of the variables in the Model--short-term interest-rate moves, stock valuations and changes in dividend growth expectations.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

For a quarterly FUND PROFILE on PaineWebber Tactical Allocation Fund or another fund in the PaineWebber Family of Funds,2 please contact your investment executive.

Sincerely,

/s/ MARGO ALEXANDER          /s/ T. KIRKHAM BARNEBY

MARGO ALEXANDER              T. KIRKHAM BARNEBY
President                    Managing Director and Chief Investment Officer
Mitchell Hutchins            Quantitative Investments
Asset Management Inc.        Mitchell Hutchins Asset Management Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended August 31, 1998, and reflects our views at the time of writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER TACTICAL ALLOCATION FUND

PERFORMANCE RESULTS (UNAUDITED)

                                          NET ASSET VALUE                       TOTAL RETURN(1)
                                 ----------------------------------   -----------------------------------
                                                                          12 MONTHS          6 MONTHS
                                 08/31/98     02/28/98     08/31/97    ENDED 08/31/98     ENDED 08/31/98
---------------------------------------------------------------------------------------------------------
Class A Shares                    $23.55       $25.69       $22.23           7.31%             (8.33)%
---------------------------------------------------------------------------------------------------------
Class B Shares                     23.32        25.55        22.08           6.49              (8.73)
---------------------------------------------------------------------------------------------------------
Class C Shares                     23.45        25.68        22.18           6.49              (8.68)
---------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
05/10/93-12/31/93                  $12.90       $ 13.49      $  0.0440         $   0.1980             6.48%
---------------------------------------------------------------------------------------------------------------
1994                                13.49         12.20         0.9720             0.2340            (0.59)
---------------------------------------------------------------------------------------------------------------
1995                                12.20         15.16         1.0555             0.2407            35.12
---------------------------------------------------------------------------------------------------------------
1996                                15.16         18.21         0.0811             0.1358            21.53
---------------------------------------------------------------------------------------------------------------
1997                                18.21         23.73         0.1769             0.1204            32.00
---------------------------------------------------------------------------------------------------------------
01/01/98-08/31/98                   23.73         23.55          --                --                (0.76)
---------------------------------------------------------------------------------------------------------------
                                                        Totals:  $ 2.3295      $   0.9289
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 08/31/98:       127.73%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                    NET ASSET VALUE
                                 ----------------------
                                                           CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
1/30/96-12/31/96                   $15.54       $ 18.18      $  0.0811         $   0.0879            18.06%
---------------------------------------------------------------------------------------------------------------
1997                                18.18         23.63         0.1769             0.0116            31.05
---------------------------------------------------------------------------------------------------------------
01/01/98-08/31/98                   23.63         23.32          --                --                (1.31)
---------------------------------------------------------------------------------------------------------------
                                                        Totals:  $ 0.2580      $   0.0995
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 08/31/98:        52.69%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
07/22/92-12/31/92                  $12.00       $ 12.72      $  0.0020         $   0.0790             6.67%
---------------------------------------------------------------------------------------------------------------
1993                                12.72         13.51         0.0440             0.1340             7.64
---------------------------------------------------------------------------------------------------------------
1994                                13.51         12.23         0.9720             0.1300            (1.28)
---------------------------------------------------------------------------------------------------------------
1995                                12.23         15.20         1.0555             0.1259            34.09
---------------------------------------------------------------------------------------------------------------
1996                                15.20         18.26         0.0811             0.0008            20.66
---------------------------------------------------------------------------------------------------------------
1997                                18.26         23.75         0.1661             --                31.01
---------------------------------------------------------------------------------------------------------------
01/01/98-08/31/98                   23.75         23.45          --                --                (1.26)
---------------------------------------------------------------------------------------------------------------
                                                        Totals:  $ 2.3207    $0.4697
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 08/31/98:       137.23%
---------------------------------------------------------------------------------------------------------------

 (1) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

   Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the year ended August 31, 1998 and since inception, May 10, 1993 through August 31, 1998, Class Y shares have a total return of 7.62% and 130.98%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

   The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER TACTICAL ALLOCATION FUND

PORTFOLIO OF INVESTMENTS                                         AUGUST 31, 1998

  NUMBER OF
   SHARES                                                       VALUE
-------------                                               -------------
COMMON STOCKS--100.02%
AGRICULTURE, FOOD & BEVERAGE--5.18%
      100,569    Archer-Daniels-Midland Co...............   $   1,508,534
       48,950    Bestfoods Co.*..........................       2,456,678
       76,800    Campbell Soup Co........................       3,868,800
       81,000    Conagra, Inc............................       2,004,750
       26,800    General Mills, Inc......................       1,753,725
       61,850    Heinz, H. J. and Co.....................       3,297,378
       24,300    Hershey Foods Corp......................       1,701,000
       68,600    Kellogg Co..............................       2,092,300
      252,300    Pepsico, Inc............................       6,985,557
       41,600    Pioneer Hi-Bred International, Inc......       1,404,000
       23,800    Quaker Oats Co..........................       1,264,375
       53,300    Ralston Purina Co.......................       1,402,456
       25,200    Supervalue, Inc.........................         511,875
       57,300    Sysco Corp..............................       1,156,744
      419,800    The Coca-Cola Co........................      27,339,475
      108,400    Unilever N.V............................       6,869,850
       19,700    Wrigley, Wm. Jr. Co.(1).................       1,526,750
                                                            -------------
                                                               67,144,247
                                                            -------------
AIRLINES--0.38%
       30,700    AMR Corporation*........................       1,673,150
       12,700    Delta Air Lines, Inc....................       1,295,400
       56,600    Southwest Airlines Co.(1)...............       1,008,188
       17,200    US Airways Group, Inc.*.................       1,001,900
                                                            -------------
                                                                4,978,638
                                                            -------------
ALCOHOL--0.35%
       83,100    Anheuser-Busch Companies, Inc...........       3,832,988
       12,000    Brown Forman Corp.......................         720,000
                                                            -------------
                                                                4,552,988
                                                            -------------
APPAREL, RETAIL--0.53%
       66,850    Gap, Inc................................       3,413,528
       12,500    Harcourt General, Inc...................         607,031
       38,719    Limited, Inc............................         808,259
       26,400    Nordstrom, Inc..........................         790,350
       54,200    TJX Companies, Inc......................       1,209,338
                                                            -------------
                                                                6,828,506
                                                            -------------
APPAREL, TEXTILES--0.54%
       15,100    Fruit of the Loom, Inc.*................         338,806
       12,800    Liz Claiborne, Inc......................         364,800
       48,700    Nike Inc................................       1,689,282
       12,700    Reebok International Ltd.*..............         205,581
       79,300    Sara Lee Corp...........................       3,588,325
       21,200    V. F. Corp..............................         802,950
                                                            -------------
                                                                6,989,744
                                                            -------------

  NUMBER OF
   SHARES                                                       VALUE
-------------                                               -------------

BANKS--7.70%
      118,027    Banc One Corp...........................   $   4,485,026
      115,700    BankAmerica Corp........................       7,412,031
       16,600    Bankers Trust New York Corp.............       1,233,587
       49,700    Bank of Boston Corp.....................       1,773,669
      126,800    Bank of New York Co. Inc................       3,066,975
       47,600    BB & T Corp.............................       1,341,725
       76,500    Citicorp................................       8,271,562
       26,900    Comerica, Inc...........................       1,405,525
       44,400    Fifth Third Bancorp.....................       2,361,525
       48,572    First Chicago Corp......................       3,078,250
      164,304    First Union Corp........................       7,968,744
       47,916    Fleet Financial Group, Inc..............       3,141,493
       36,440    Huntington Bancshares, Inc..............         829,010
       30,200    J.P. Morgan & Co., Inc..................       2,808,600
       74,080    KeyCorp.................................       1,889,040
       43,900    Mellon Bank Corp........................       2,282,800
       25,500    Mercantile Bancorporation, Inc..........       1,120,406
       55,500    National City Corp......................       3,260,625
      162,135    NationsBank Corp........................       9,241,695
       19,200    Northern Trust Corp.....................       1,070,400
      128,100    Norwest Corp............................       3,810,975
       50,800    PNC Bank Corp...........................       2,184,400
       31,300    Regions Financial Corp..................       1,083,763
       18,600    Republic New York Corp..................         767,250
       27,000    State Street Corp.......................       1,405,687
       30,400    Summit Bancorp, Inc.....................       1,037,400
       35,900    Suntrust Banks, Inc.(1).................       2,010,400
       46,650    Synovus Financial Corp..................         848,447
      144,640    The Chase Manhattan Corp................       7,665,920
      126,645    US Bancorp, Inc.........................       4,321,761
       35,100    Wachovia Corp...........................       2,573,269
       14,466    Wells Fargo and Co......................       4,077,604
                                                            -------------
                                                               99,829,564
                                                            -------------
CHEMICALS--2.64%
       38,500    Air Products & Chemicals, Inc...........       1,176,656
       14,100    Ashland, Inc............................         642,431
       19,400    Avery Dennison Corp.....................       1,041,537
       37,900    Dow Chemical Co.........................       2,956,200
      190,500    DuPont (E.I.) de Nemours & Co...........      10,989,469
       13,400    Eastman Chemical Co.....................         690,938
       27,650    Engelhard Corp..........................         508,069
        7,900    FMC Corp.*..............................         408,825
       14,900    Goodrich, B.F. Co.......................         403,231
       11,700    Great Lakes Chemical Corp...............         457,763
       16,800    Hercules, Inc...........................         429,450
       18,000    International Flavors and Fragrances....         697,500
       10,700    Kerr-Mcgee Corp.........................         413,288
      101,100    Monsanto Co.............................       5,528,906

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                                       VALUE
-------------                                               -------------

COMMON STOCKS (CONTINUED)
CHEMICALS (CONCLUDED)

       24,000    Morton International, Inc...............   $     534,000
       12,700    Nalco Chemical Co.......................         367,506
       63,500    Occidental Petroleum Corp...............       1,174,750
       29,200    PPG Industries, Inc.....................       1,483,725
       26,100    Praxair, Inc............................         936,337
        9,900    Rohm & Haas Co..........................         854,494
       29,500    Sherwin Williams Co.....................         704,313
       28,600    Tenneco, Inc............................         906,262
       22,700    Union Carbide Corp......................         912,256
                                                            -------------
                                                               34,217,906
                                                            -------------
COMPUTER HARDWARE--6.05%
       59,800    3Com Corp.*.............................       1,416,513
       23,800    Apple Computer, Inc.*...................         742,263
       33,200    Cabletron Systems, Inc.*................         232,400
      173,150    Cisco Systems, Inc.*(1).................      14,176,656
      279,462    Compaq Computer Corp....................       7,807,470
      109,100    Dell Computer Corp.*....................      10,910,000
       84,200    EMC Corp.*..............................       3,804,787
       26,300    Gateway 2000 Incorporated...............       1,244,319
      175,100    Hewlett-Packard Co......................       8,503,294
      159,500    International Business Machines.........      17,963,687
       46,300    Pitney Bowes, Inc.......................       2,297,637
       41,800    Seagate Technology, Inc.*...............         731,500
       37,000    Silicon Graphics, Inc.*.................         335,313
       64,100    Sun Microsystems Inc.*..................       2,539,962
       43,400    Unisys Corp.*...........................         778,488
       55,700    Xerox Corp.(1)..........................       4,891,156
                                                            -------------
                                                               78,375,445
                                                            -------------
COMPUTER SOFTWARE--3.69%
       13,400    Adobe Systems, Inc......................         351,750
       92,062    Computer Associates International
                   Inc...................................       2,485,674
      417,900    Microsoft Corp.*........................      40,092,281
       64,200    Novell, Inc.*...........................         609,900
      164,212    Oracle Systems Corp.*...................       3,273,977
       47,500    Parametric Technology Corp.*............         486,875
       28,100    Thermo Electron Corp.*..................         456,625
                                                            -------------
                                                               47,757,082
                                                            -------------
CONSTRUCTION, REAL PROPERTY--0.22%
        9,600    Armstrong World Industries, Inc.........         460,800
       13,600    Centex Corp.............................         481,100
       16,400    Fluor Corp..............................         648,825
       57,100    Masco Corp..............................       1,313,300
                                                            -------------
                                                                2,904,025
                                                            -------------
  NUMBER OF
   SHARES                                                       VALUE
-------------                                               -------------

CONSUMER DURABLES--0.11%
       16,600    Maytag Corp.............................   $     715,875
       13,300    Whirlpool Corp..........................         660,013
                                                            -------------
                                                                1,375,888
                                                            -------------
DEFENSE/AEROSPACE--1.36%
       95,500    Allied-Signal, Inc......................       3,276,844
      171,078    Boeing Co...............................       5,292,726
       22,200    General Dynamics Corp...................       1,055,887
       33,230    Lockheed Martin Corp....................       2,905,548
       11,700    Northrop Grumman Corp...................         741,487
       57,600    Raytheon Co.(1).........................       2,628,000
       27,800    Textron Inc.............................       1,744,450
                                                            -------------
                                                               17,644,942
                                                            -------------
DIVERSIFIED RETAIL--2.91%
       74,500    Dayton Hudson Corp......................       2,682,000
       18,600    Dillard Department Stores, Inc..........         537,075
       35,600    Federated Department Stores, Inc.*(1)...       1,550,825
       82,300    K Mart Corp.*...........................       1,049,325
       26,800    Kohls Corp.*(1).........................       1,217,725
       39,000    May Department Stores Co................       2,193,750
       26,200    Meyer (Fred) Incorporated Inc.(1).......       1,029,987
       42,700    Penney, J.C., Inc.......................       2,116,319
       65,900    Sears Roebuck & Co......................       2,994,331
      380,300    Wal Mart Stores, Inc....................      22,342,625
                                                            -------------
                                                               37,713,962
                                                            -------------
DRUGS & MEDICINE--8.77%
       12,400    Allergan, Inc...........................         585,900
       16,900    Alza Corp.*.............................         608,400
      221,900    American Home Products Corp.............      11,122,738
       42,800    Amgen, Inc.*............................       2,605,450
      169,100    Bristol-Myers Squibb Co.................      16,550,663
       22,400    Cardinal Health Inc.....................       1,960,000
      187,560    Lilly, Eli & Co.........................      12,285,180
      202,600    Merck & Co., Inc........................      23,488,937
      221,800    Pfizer, Inc.............................      20,627,400
       85,590    Pharmacia & Upjohn Inc..................       3,557,334
      124,500    Schering-Plough Corp....................      10,707,000
       17,900    Sigma Aldrich Corp......................         496,725
      138,900    Warner Lambert Co.......................       9,063,225
                                                            -------------
                                                              113,658,952
                                                            -------------
ELECTRIC UTILITIES--2.89%
       23,600    Ameren Corp.............................         933,675
       32,500    American Electric Power, Inc............       1,470,625
       25,300    Baltimore Gas & Electric Co.............         779,556
       25,700    Carolina Power & Light Co...............       1,106,706

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                                       VALUE
-------------                                               -------------

COMMON STOCKS (CONTINUED)
ELECTRIC UTILITIES (CONCLUDED)

       36,800    Central & South West Corp...............   $     961,400
       26,625    Cinergy Corp............................         925,219
       40,200    Consolidated Edison Co. of New York,
                   Inc...................................       1,901,963
       33,500    Dominion Resources, Inc.................       1,396,531
       25,100    DTE Energy Co.(1).......................       1,057,338
       60,606    Duke Energy Co..........................       3,780,299
       60,600    Edison International, Inc...............       1,723,313
       42,100    Entergy Corp............................       1,213,006
       39,400    Firstenergy Corp........................       1,137,675
       31,600    FPL Group, Inc..........................       2,103,375
       21,700    General Public Utilities Corp...........         815,106
       50,094    Houston Industries, Inc.................       1,443,333
       40,100    Niagara Mohawk Power Corp.*.............         621,550
       25,400    Northern States Power Co................         673,100
       49,600    PacifiCorp..............................       1,119,100
       38,500    PECO Energy Co..........................       1,318,625
       28,900    Pennsylvania Power & Light Co.(1).......         680,956
       64,700    PG&E Corp...............................       2,078,488
       39,400    Public Service Enterprise Group,
                   Inc.(1)...............................       1,443,025
      119,200    Southern Co.............................       3,352,500
       47,352    Texas Utilities Co......................       2,012,460
       37,800    Unicom Corp.............................       1,346,625
                                                            -------------
                                                               37,395,549
                                                            -------------
ELECTRICAL EQUIPMENT--2.43%
       12,900    Eaton Corp..............................         755,456
       25,500    General Instrument Corp.*...............         506,813
       15,400    Harris Corp.............................         490,875
       21,300    Honeywell, Inc..........................       1,331,250
       15,200    Johnson Controls, Inc...................         650,750
       15,400    KLA-Tencor Corp.*.......................         327,250
      222,260    Lucent Technologies Inc.(1).............      15,752,677
      100,700    Motorola Inc............................       4,336,394
      110,340    Northern Telecommunications Ltd.........       5,268,735
        9,300    Perkin Elmer Corp.......................         538,237
       11,300    Tektronix, Inc..........................         171,619
       32,700    Tellabs, Inc.*(1).......................       1,381,575
                                                            -------------
                                                               31,511,631
                                                            -------------
ELECTRICAL POWER--4.17%
       36,484    AMP, Inc................................       1,302,023
       17,500    Andrew Corp.*...........................         259,219
       21,000    Cooper Industries, Inc..................         893,812
       73,800    Emerson Electric Co.....................       4,206,600
      553,500    General Electric Co.....................      44,280,000
        9,700    General Signal Corp.....................         356,475
       17,000    Grainger,W.W., Inc......................         666,187
  NUMBER OF
   SHARES                                                       VALUE
-------------                                               -------------

ELECTRICAL POWER (CONCLUDED)

       16,300    Raychem Corp............................   $     472,700
       32,500    Rockwell International Corp.............       1,178,125
       11,100    Thomas & Betts Corp.....................         378,094
                                                            -------------
                                                               53,993,235
                                                            -------------
ENERGY RESERVES & PRODUCTION--6.21%
      161,000    Amoco Corp..............................       7,295,313
       22,700    Anadarko Petroleum Corp.................         652,625
       19,800    Apache Corp.............................         452,925
       53,600    Atlantic Richfield Co...................       3,108,800
       31,200    Burlington Resources, Inc...............         922,350
      110,000    Chevron Corp............................       8,146,875
      413,800    Exxon Corp..............................      27,078,038
      131,400    Mobil Corp..............................       9,083,025
       25,100    Oryx Energy Co.*........................         312,181
       11,100    Pennzoil Co.............................         396,825
       43,300    Phillips Petroleum Co.(1)...............       1,767,181
      362,100    Royal Dutch Petroleum Co................      14,393,475
       91,100    Texaco, Inc.............................       5,061,744
       48,036    Union Pacific Resources Group Inc.......         411,308
       42,500    Unocal Corp.............................       1,330,781
                                                            -------------
                                                               80,413,446
                                                            -------------
ENTERTAINMENT--1.99%
      121,500    CBS Corp.*..............................       3,159,000
      345,700    Disney, Walt Co.........................       9,485,144
       14,300    King World Productions, Inc.*...........         300,300
       58,200    Seagram Co. Ltd.........................       1,796,925
      100,000    Time Warner Inc.........................       8,037,500
       60,149    Viacom, Inc., Class B*..................       2,984,894
                                                            -------------
                                                               25,763,763
                                                            -------------
ENVIRONMENTAL SERVICES--0.44%
       30,600    Browning Ferris Industries, Inc.........         994,500
       63,600    Laidlaw Inc.............................         548,550
       95,357    Waste Management Inc....................       4,207,628
                                                            -------------
                                                                5,750,678
                                                            -------------
FINANCIAL SERVICES--2.81%
       78,200    American Express Co.....................       6,099,600
       28,600    AON Corp................................       1,789,288
       58,595    Associates First Capital Corp...........       3,464,429
       11,300    Capital One Financial Corp..............         988,750
       18,500    Countrywide Credit Industries, Inc......         692,594
       30,300    Dun & Bradstreet Corporation Corp.......         712,050
      115,100    Federal Home Loan Mortgage Corp.........       4,546,450
      175,800    Federal National Mortgage Association...       9,987,637

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                                       VALUE
-------------                                               -------------

COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONCLUDED)

       82,645    Household International, Inc............   $   3,052,700
       43,450    Marsh & McLennan Companies, Inc.........       2,107,325
       84,100    MBNA Corp...............................       1,976,350
       28,600    SLM Holding Corp........................       1,026,025
                                                            -------------
                                                               36,443,198
                                                            -------------
FOREST PRODUCTS, PAPER--1.03%
       11,200    Bemis, Inc..............................         401,800
       16,500    Boise Cascade Corp......................         403,219
       20,400    Champion International Corp.............         673,200
       37,300    Fort James Corp.........................       1,086,362
       17,900    Georgia-Pacific Corp....................         767,462
       27,600    Ikon Office Solutions Inc...............         153,525
       50,000    International Paper Co..................       1,850,000
       92,220    Kimberly Clark Corp.....................       3,515,887
       26,700    Louisiana Pacific Corp..................         503,963
       23,400    Mead Corp...............................         640,575
       12,000    Temple-Inland, Inc......................         537,750
       15,500    Union Camp Corp.........................         574,469
       22,300    Westvaco Corp...........................         468,300
       32,700    Weyerhaeuser Co.........................       1,228,294
       24,500    Willamette Industries, Inc..............         603,313
                                                            -------------
                                                               13,408,119
                                                            -------------
FOOD RETAIL--0.49%
       41,900    Albertson's, Inc........................       2,118,569
       47,000    American Stores Co......................       1,363,000
       43,800    Kroger Co.*.............................       1,971,000
       25,500    Winn Dixie Stores, Inc..................         949,875
                                                            -------------
                                                                6,402,444
                                                            -------------
FREIGHT, AIR, SEA & LAND--0.10%
       24,700    FDX Corp.*..............................       1,236,544
                                                            -------------
GAS UTILITY--0.26%
       14,100    Columbia Energy Group...................         701,475
       15,700    Consolidated Natural Gas Co.............         687,856
       10,900    NICOR, Inc..............................         423,056
       41,011    Sempra Energy...........................       1,043,217
       21,000    Sonat, Inc..............................         568,313
                                                            -------------
                                                                3,423,917
                                                            -------------
HEAVY MACHINERY--0.41%
       19,200    Brunswick Corp..........................         286,800
       15,300    Case Corp...............................         413,100
       61,100    Caterpillar, Inc........................       2,577,657
        9,900    Cummins Engine Co., Inc.................         402,806
       41,100    Deere & Co..............................       1,353,731
  NUMBER OF
   SHARES                                                       VALUE
-------------                                               -------------

HEAVY MACHINERY (CONCLUDED)

       14,800    McDermott International, Inc............   $     296,925
                                                            -------------
                                                                5,331,019
                                                            -------------
HOTELS--0.22%
       19,550    Harrah's Entertainment Inc.*............         282,253
       40,700    Hilton Hotels Corp......................         844,525
       43,000    Marriott International, Inc.............       1,206,688
       32,200    Mirage Resorts, Inc.*...................         478,975
                                                            -------------
                                                                2,812,441
                                                            -------------
HOUSEHOLD PRODUCTS--2.74%
       11,800    Alberto Culver Co.......................         236,000
       22,300    Avon Products Inc.......................       1,402,112
       17,700    Clorox Co...............................       1,706,944
       50,000    Colgate-Palmolive Co....................       3,606,250
       29,100    Fortune Brands Inc......................         802,069
      190,000    Gillette Co.............................       7,813,750
       26,800    Newell Co...............................       1,279,700
       13,200    Owens-Corning Fiberglass................         462,825
      226,800    Procter & Gamble Co.....................      17,350,200
       25,100    Rubbermaid, Inc.........................         638,481
       13,200    Tupperware Corp.........................         249,150
                                                            -------------
                                                               35,547,481
                                                            -------------
INDUSTRIAL PARTS--0.88%
       16,400    Black & Decker Corp.....................         682,650
        9,800    Crane Co................................         394,450
       38,200    Dover Corp..............................       1,040,950
       29,850    Genuine Parts Co........................         934,678
       41,700    Illinois Tool Works, Inc................       2,019,844
       28,550    Ingersoll Rand Co.......................       1,134,862
       24,966    Pall Corp...............................         511,803
       20,600    Parker-Hannifin Corp....................         597,400
       12,150    Snap-On, Inc............................         318,938
       16,800    Stanley Works...........................         661,500
       14,100    Timken Co...............................         256,444
       39,000    United Technologies Corp................       2,829,937
                                                            -------------
                                                               11,383,456
                                                            -------------
INDUSTRIAL SERVICES/SUPPLIES--0.27%
      142,921    Cendant Corp.*..........................       1,652,524
       22,400    Ecolab, Inc.............................         623,000
        8,400    National Service Industries, Inc........         312,900
       17,300    Ryder Systems, Inc......................         407,631
       14,413    Sealed Air Corp.(1).....................         518,868
                                                            -------------
                                                                3,514,923
                                                            -------------

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                                       VALUE
-------------                                               -------------

COMMON STOCKS (CONTINUED)

INFORMATION & COMPUTER SERVICES--1.49%
       32,600    Ascend Communications Inc.*.............   $   1,141,000
       50,900    Automatic Data Processing, Inc..........       3,244,875
       17,400    Block, H&R, Inc.........................         680,775
       13,000    Ceridian Corp.*.........................         630,500
       26,400    Computer Sciences Corp.*................       1,493,250
       16,500    Dow Jones & Co., Inc....................         821,906
       82,900    Electronic Data Systems Corp............       2,777,150
       25,300    Equifax Inc.............................         901,313
       74,600    First Data Corp.........................       1,543,287
       72,500    HBO & Co................................       1,540,625
       27,600    IMS Health Inc..........................       1,518,000
       23,100    Interpublic Group Companies, Inc........       1,316,700
       28,800    Omnicom Group...........................       1,371,600
        5,500    Shared Medical System Corp..............         293,563
                                                            -------------
                                                               19,274,544
                                                            -------------
LEISURE--0.53%
       54,600    Eastman Kodak Co........................       4,265,625
       22,300    Hasbro, Inc.............................         698,269
       49,283    Mattel Inc.(1)..........................       1,595,537
        9,700    Polaroid Corp...........................         272,812
                                                            -------------
                                                                6,832,243
                                                            -------------
LIFE INSURANCE--1.10%
       24,197    Aetna Life & Casualty Co................       1,456,357
       42,988    American General Corp...................       2,761,979
       51,962    Conseco Inc.............................       1,435,450
       18,025    Jefferson-Pilot Corp....................       1,022,919
       17,300    Lincoln National Corp...................       1,487,800
       16,200    Providian Corp..........................       1,039,837
       33,150    SunAmerica Inc..........................       2,053,228
       23,600    Torchmark, Inc..........................         843,700
       10,700    Transamerica Corp.......................       1,097,419
       23,300    UNUM Corp...............................       1,025,200
                                                            -------------
                                                               14,223,889
                                                            -------------
LONG DISTANCE & PHONE COMPANIES--6.82%
       46,200    Alltel Corp.............................       2,084,775
      186,300    Ameritech Corp..........................       8,779,388
      307,200    AT&T Corp...............................      15,398,400
      262,604    Bell Atlantic Corp......................      11,587,401
      167,900    BellSouth Corp..........................      11,511,644
       30,200    Frontier Corp...........................         917,325
      162,900    GTE Corp................................       8,145,000
      122,500    MCI Communications Corp.................       6,125,000
      311,502    SBC Communications, Inc.(1).............      11,837,076
       72,800    Sprint Corp.............................       4,882,150
  NUMBER OF
   SHARES                                                       VALUE
-------------                                               -------------

LONG DISTANCE & PHONE COMPANIES (CONCLUDED)

      174,400    WorldCom, Inc.*(1)......................   $   7,139,500
                                                            -------------
                                                               88,407,659
                                                            -------------
MEDIA--0.67%
       42,300    Clear Channel Communications*...........       1,903,500
       62,800    Comcast Corp., Class A Special..........       2,347,150
       15,800    Scientific-Atlanta, Inc.................         279,462
       86,500    Tele-Communications, Inc. Class A*(1)...       2,854,500
       20,900    Tribune Co..............................       1,346,744
                                                            -------------
                                                                8,731,356
                                                            -------------
MEDICAL PRODUCTS--3.88%
      261,000    Abbott Laboratories.....................      10,048,500
       11,900    Bard, C.R. Inc..........................         389,725
       10,400    Bausch & Lomb, Inc.(1)..................         440,050
       47,000    Baxter International, Inc...............       2,502,750
       41,600    Becton, Dickinson & Co..................       1,385,800
       19,900    Biomet, Inc.............................         534,812
       32,700    Boston Scientific Corp.*................       2,264,475
       25,500    Guidant Corp............................       1,574,625
      228,000    Johnson & Johnson(1)....................      15,732,000
       14,500    Mallinckrodt Group, Inc.................         331,687
       79,400    Medtronic, Inc..........................       4,079,175
       67,800    Minnesota Mining & Manufacturing
                   Co.(1)................................       4,644,300
       15,900    St. Jude Medical, Inc...................         350,794
       98,400    Tyco International Ltd.(1)..............       5,461,200
       13,700    U.S. Surgical Corp......................         547,144
                                                            -------------
                                                               50,287,037
                                                            -------------
MEDICAL PROVIDERS--0.73%
      108,627    Columbia/HCA Healthcare Corp............       2,450,897
       38,400    Corning, Inc............................         945,600
       70,700    HEALTHSOUTH Corp.*......................       1,338,881
       28,900    Humana Inc.*............................         375,700
       12,900    Manor Care, Inc.........................         309,600
       43,600    Service Corp. International.............       1,476,950
       52,200    Tenet Healthcare Corp.*.................       1,347,412
       32,000    United Healthcare Corp..................       1,156,000
                                                            -------------
                                                                9,401,040
                                                            -------------
MINING & METALS--0.58%
       42,800    Alcan Aluminum Ltd......................         813,200
       30,800    Aluminum Co. of America.................       1,844,150
       21,300    Crown Cork & Seal, Inc..................         697,575
       35,100    Freeport-McMoran Copper & Gold, Inc.....         408,037
       41,200    Inco Ltd................................         345,050

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                                       VALUE
-------------                                               -------------

COMMON STOCKS (CONTINUED)
MINING & METALS (CONCLUDED)

       16,400    Nucor Corp..............................   $     589,375
       26,100    Owens Illinois Inc.*(1).................         813,994
       12,200    Phelps Dodge Corp.......................         545,950
       14,800    Reynolds Metals Co......................         709,475
       21,900    USX-U.S. Steel Group, Inc...............         458,531
       23,600    Worthington Industries, Inc.(1).........         306,800
                                                            -------------
                                                                7,532,137
                                                            -------------
MOTOR VEHICLES AND PARTS--1.97%
      109,200    Chrysler Corp...........................       4,873,050
       17,100    Cooper Tire & Rubber Co.................         273,600
       27,300    DANA Corp...............................       1,069,819
      205,500    Ford Motor Co...........................       9,042,000
      112,600    General Motors Corp.....................       6,502,650
       26,000    Goodyear Tire & Rubber Co...............       1,274,000
       23,000    ITT Industries Inc......................         692,875
       14,800    Navistar International Corp.*...........         310,800
       14,230    Paccar, Inc.............................         583,430
       21,200    TRW, Inc................................         908,950
                                                            -------------
                                                               25,531,174
                                                            -------------
OIL REFINING--0.59%
       17,800    Amerada Hess Corp.......................         874,425
       35,200    Coastal Corp............................         915,200
       55,200    Enron Corp..............................       2,335,650
       17,792    Sun Co., Inc............................         588,248
       48,000    USX-Marathon Group......................       1,248,000
       71,300    Williams Companies, Inc.................       1,639,900
                                                            -------------
                                                                7,601,423
                                                            -------------
OIL SERVICES--0.52%
       65,960    Baker Hughes, Inc.......................       1,203,770
       30,000    Dresser Industries, Inc.................         766,875
       43,300    Halliburton Co.(1)......................       1,150,156
       83,100    Schlumberger Ltd........................       3,640,819
                                                            -------------
                                                                6,761,620
                                                            -------------
OTHER INSURANCE--2.70%
      141,884    Allstate Corp...........................       5,320,650
      178,150    American International Group Inc........      13,773,222
       28,200    Chubb Corp..............................       1,762,500
       36,100    CIGNA Corp..............................       2,100,569
       28,400    Cincinnati Financial Corp...............         954,950
       12,900    General Re Corp.........................       2,676,750
       39,700    Hartford Financial Services Group Inc...       1,776,575
       19,000    Loews Corp..............................       1,603,125
       16,500    MBIA Inc................................         926,063
       19,100    MGIC Investment Corp....................         792,650
  NUMBER OF
   SHARES                                                       VALUE
-------------                                               -------------

OTHER INSURANCE (CONCLUDED)

       23,500    SAFECO Corp.............................   $     954,687
       38,864    St. Paul Companies, Inc.................       1,187,781
       12,200    The Progressive Corp....................       1,188,737
                                                            -------------
                                                               35,018,259
                                                            -------------
PRECIOUS METALS--0.16%
       63,000    Barrick Gold Corp.(1)...................         819,000
       46,700    Homestake Mining Co.....................         414,462
       28,776    Newmont Mining Corp.....................         393,872
       53,700    Placer Dome, Inc........................         432,956
                                                            -------------
                                                                2,060,290
                                                            -------------
PUBLISHING--0.68%
       12,900    American Greetings Corp., Class A(1)....         472,463
       14,600    Deluxe Corp.............................         423,400
       24,100    Donnelley, R.R. & Sons Co...............         873,625
       48,000    Gannett Inc.............................       2,832,000
       13,600    Knight Ridder, Inc......................         647,700
       17,000    McGraw-Hill Companies, Inc..............       1,296,250
       10,500    Meredith Corp...........................         352,406
       32,700    New York Times Co., Class A.............         948,300
       15,800    Times Mirror Co.........................         903,562
                                                            -------------
                                                                8,749,706
                                                            -------------
RAILROADS--0.56%
       26,422    Burlington Northern Santa Fe, Inc.......       2,458,897
       36,300    CSX Corp................................       1,370,325
       63,000    Norfolk Southern Corp...................       1,775,813
       41,200    Union Pacific Corp.(1)..................       1,640,275
                                                            -------------
                                                                7,245,310
                                                            -------------
RESTAURANTS--0.65%
       28,200    Darden Restaurants, Inc.................         437,100
      116,300    McDonalds Corp..........................       6,520,069
       26,620    Tricon Global Restaurants Inc.*.........         986,604
       23,300    Wendy's International, Inc..............         467,456
                                                            -------------
                                                                8,411,229
                                                            -------------
SECURITIES & ASSET MANAGEMENT--1.74%
       19,100    Bear Stearns Company Inc................         705,506
       44,900    Charles Schwab Corp.(1).................       1,341,387
       42,300    Franklin Resources Inc.(1)..............       1,364,175
       19,900    Lehman Brothers Holdings Inc............         783,563
       58,500    Merrill Lynch & Co., Inc.(1)............       3,861,000
      101,600    Morgan Stanley Dean Witter & Co.........       5,899,150
      194,677    Travelers Group Inc.....................       8,638,792
                                                            -------------
                                                               22,593,573
                                                            -------------

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                                       VALUE
-------------                                               -------------

COMMON STOCKS (CONCLUDED)

SEMICONDUCTOR--2.11%
       25,300    Advanced Micro Devices, Inc.*...........   $     333,644
       36,580    Allegheny Teldyne, Inc..................         550,986
       61,100    Applied Materials, Inc.*................       1,500,769
      286,700    Intel Corp..............................      20,409,456
       24,000    LSI Logic Corp.*........................         294,000
       35,500    Micron Technology, Inc..................         807,625
       30,200    National Semiconductor Corp.*...........         275,575
       65,700    Texas Instruments, Inc..................       3,133,069
                                                            -------------
                                                               27,305,124
                                                            -------------
SPECIALTY RETAIL--1.95%
       26,100    Autozone Inc.*..........................         676,969
       17,900    Circuit City Stores, Inc................         552,663
       19,700    Consolidated Stores Corp.*..............         620,550
       36,608    Costco Companies, Inc.*.................       1,722,864
       65,500    CVS Corp................................       2,382,562
       24,800    Dollar General Corp.....................         666,500
      249,100    Home Depot, Inc.(1).....................       9,590,350
       59,400    Lowe's Companies Inc....................       2,082,712
       44,100    Rite Aid Corp.(1).......................       1,595,869
       17,900    Tandy Corp..............................         976,669
       47,400    Toys R Us, Inc.*........................         879,862
       29,100    Venator Group Inc.......................         263,719
       84,700    Walgreen Co.............................       3,260,950
                                                            -------------
                                                               25,272,239
                                                            -------------
  NUMBER OF
   SHARES                                                       VALUE
-------------                                               -------------

THRIFT--0.29%
       18,500    Ahmanson, H F & Co......................   $     986,281
        9,800    Golden West Financial Corp..............         746,025
       64,895    Washington Mutual, Inc.(1)..............       2,076,640
                                                            -------------
                                                                3,808,946
                                                            -------------
TOBACCO--1.38%
      411,300    Phillip Morris Cos. Inc.................      17,094,656
       30,900    UST, Inc................................         807,263
                                                            -------------
                                                               17,901,919
                                                            -------------
WIRELESS TELECOMMUNICATIONS--1.15%
       96,700    Airtouch Communications, Inc.*..........       5,439,375
      103,300    Mediaone Group Inc......................       4,235,300
       45,600    Nextel Communications Incorporated(1)...         823,650
       85,171    US West Inc.............................       4,428,892
                                                            -------------
                                                               14,927,217
                                                            -------------
Total Common Stocks (cost--$1,230,658,552)-- 100.02%.....   1,296,181,667
Liabilities in excess of other assets--(0.02)%...........        (229,483)
                                                            -------------
Net Assets--100.00%......................................   $1,295,952,184
                                                            -------------
                                                            -------------

-----------------

*          Non-Income producing security
(1) Security, or portion thereof, was on loan at August 31, 1998.

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES                              AUGUST 31, 1998

ASSETS
Investments in securities, at value
  (cost--$1,230,658,552)....................................   $1,296,181,667
Investments of cash collateral received for securities
  loaned, at value (cost--$100,800,500).....................      100,800,500
Receivable for shares of beneficial interest sold...........       12,496,924
Dividends and interest receivable...........................        2,580,342
Receivable for investments sold.............................          465,384
Other assets................................................          111,991
                                                               --------------
Total assets................................................    1,412,636,808
                                                               --------------
LIABILITIES
Collateral for securities loaned............................      100,800,500
Payable for investments purchased...........................        4,288,070
Due to custodian............................................        5,976,976
Payable for shares of beneficial interest repurchased.......        3,491,196
Payable to affiliates.......................................        1,508,688
Accrued expenses and other liabilities......................          619,194
                                                               --------------
Total liabilities...........................................      116,684,624
                                                               --------------
NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount
  authorized)...............................................    1,204,756,412
Undistributed net investment income.........................        2,320,658
Accumulated net realized gains from investment
  transactions..............................................       23,351,999
Net unrealized appreciation of investments..................       65,523,115
                                                               --------------
Net assets..................................................   $1,295,952,184
                                                               --------------
                                                               --------------
CLASS A:
Net assets..................................................   $  340,245,039
                                                               --------------
Shares outstanding..........................................       14,450,368
                                                               --------------
Net asset value and redemption value per share..............           $23.55
                                                               --------------
                                                               --------------
Maximum offering price per share (net asset value plus sales
  charge of 4.50% of offering price)........................           $24.66
                                                               --------------
                                                               --------------
CLASS B:
Net assets..................................................   $  483,067,565
                                                               --------------
Shares outstanding..........................................       20,712,863
                                                               --------------
Net asset value and offering price per share................           $23.32
                                                               --------------
                                                               --------------
CLASS C:
Net assets..................................................   $  397,767,229
                                                               --------------
Shares outstanding..........................................       16,964,182
                                                               --------------
Net asset value and offering price per share................           $23.45
                                                               --------------
                                                               --------------
CLASS Y:
Net assets..................................................   $   74,872,351
                                                               --------------
Shares outstanding..........................................        3,162,118
                                                               --------------
Net asset value, offering price and redemption value per
  share.....................................................           $23.68
                                                               --------------
                                                               --------------

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND

STATEMENT OF OPERATIONS

                                                               FOR THE YEAR
                                                                   ENDED
                                                                AUGUST 31,
                                                                   1998
                                                               -------------
INVESTMENT INCOME:
Dividends and interest (net of foreign withholding tax).....   $ 17,929,551
                                                               -------------
EXPENSES:
Investment advisory and administration......................      4,895,190
Service fees--Class A.......................................        688,221
Service and distribution fees--Class B......................      3,844,046
Service and distribution fees--Class C......................      3,395,234
Transfer agency.............................................        810,227
Custody and accounting......................................        742,125
Reports and notices to shareholders.........................        284,010
Federal and state registration..............................        313,175
Legal and audit.............................................        144,200
Interest expense............................................        123,330
Amortization of organizational expenses.....................          6,902
Trustees' fees..............................................         13,500
Other expenses..............................................        101,455
                                                               -------------
                                                                 15,361,615
                                                               -------------
NET INVESTMENT INCOME.......................................      2,567,936
                                                               -------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  ACTIVITIES:
Net realized gain from investment transactions..............     24,149,522
Net change in unrealized appreciation/depreciation of
  investments...............................................    (37,398,869)
                                                               -------------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENT
  ACTIVITIES................................................    (13,249,347)
                                                               -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $(10,681,411)
                                                               -------------
                                                               -------------

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE YEARS
                                                                        ENDED AUGUST 31,
                                                               ----------------------------------
                                                                    1998               1997
                                                               ---------------    ---------------
FROM OPERATIONS:
Net investment income.......................................   $    2,567,936     $    1,298,142
Net realized gains from investment transactions.............       24,149,522          6,528,545
Net change in unrealized appreciation/depreciation of
  investments...............................................      (37,398,869)        86,240,937
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting from
  operations................................................      (10,681,411)        94,067,624
                                                               ---------------    ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A..............................       (1,100,266)          (334,066)
Net investment income--Class B..............................         (149,598)          (260,230)
Net investment income--Class C..............................         --                   (4,451)
Net investment income--Class Y..............................         (333,893)          (118,419)
Net realized gains from investment transactions--Class A....       (1,616,587)          (199,505)
Net realized gains from investment transactions--Class B....       (2,281,367)          (240,097)
Net realized gains from investment transactions--Class C....       (1,955,927)          (451,261)
Net realized gains from investment transactions--Class Y....         (357,325)           (64,412)
                                                               ---------------    ---------------
Total dividends and distributions to shareholders...........       (7,794,963)        (1,672,441)
                                                               ---------------    ---------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares........................      883,807,510        550,623,261
Cost of shares repurchased..................................     (256,918,262)      (102,944,924)
Proceeds from dividends reinvested..........................        7,433,176          1,553,373
                                                               ---------------    ---------------

Net increase in net assets from beneficial interest
  transactions..............................................      634,322,424        449,231,710
                                                               ---------------    ---------------

Net increase in net assets..................................      615,846,050        541,626,893

NET ASSETS:
Beginning of year...........................................      680,106,134        138,479,241
                                                               ---------------    ---------------
End of year (including undistributed net investment of
  income of $2,320,658 and
  $1,084,753, respectively).................................   $1,295,952,184     $  680,106,134
                                                               ---------------    ---------------
                                                               ---------------    ---------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber Tactical Allocation Fund (the "Fund") is a series of PaineWebber Investment Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

  Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that Class A, Class B, and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Fund. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sale price, or last bid price available if no sale occurs, on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by, or under the direction of, the Trust's board of trustees. The amortized cost method of valuation is used to value short-term debt securities with sixty days or less remaining to maturity, unless the Trust's board of trustees determines that this does not represent fair value.

  REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

NOTES TO FINANCIAL STATEMENTS

  Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million and 0.45% thereafter. At August 31, 1998, the Fund owed Mitchell Hutchins $606,300 in investment advisory and administration fees.

  For the year ended August 31, 1998, the Fund paid $5,496 in brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

  Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At August 31, 1998, the Fund owed Mitchell Hutchins $902,388 in service and distribution fees.

  Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the year ended August 31, 1998, it earned $4,524,609 in sales charges.

TRANSFER AGENCY SERVICE FEES

  PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for the services by PFPC, Inc., not the Fund. For the year ended August 31, 1998, PaineWebber received from PFPC, Inc., not the Fund, approximately 58% of the total transfer agency and related service fees collected by PFPC, Inc. from the Fund.

SECURITY LENDING

  The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of

NOTES TO FINANCIAL STATEMENTS

loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber, who received $134,065 in compensation in that capacity from the Fund for the year ended August 31, 1998. At August 31, 1998, the Fund owed PaineWebber $20,368 in compensation.

  As of August 31, 1998, the Fund held cash and/or cash equivalents having an aggregate value of $100,800,500 as collateral for portfolio securities loaned having a market value of $88,005,598. The cash collateral was invested in the following money market fund and repurchase agreements.

 NUMBER OF
  SHARES/
 PRINCIPAL
  AMOUNT                                                                                                                 VALUE
-----------                                                                                                          -------------
 20,800,500  Liquid Assets Portfolio...............................................................................  $  20,800,500
 50,000,000  Repurchase Agreement with Societe Generale dated 08/31/98, 5.75% due 09/01/98, collateralized by $31,051,000 U.S. Treasury Bonds, 11.25% due 02/15/15 (value $51,001,267);
               proceeds: $50,007,986...............................................................................     50,000,000
 30,000,000  Repurchase Agreement with SG Warburg dated 08/31/98, 5.73% due 09/01/98, collateralized by $20,165,000 U.S. Treasury Bonds, 9.875% due 11/15/15 (value $30,600,388);
               proceeds: $30,004,775...............................................................................     30,000,000
                                                                                                                     -------------
Total Investments of Cash Collateral Received for Securities Loaned (cost--$100,800,500)...........................  $ 100,800,500
                                                                                                                     -------------
                                                                                                                     -------------

BANK LINE OF CREDIT

  The Fund may borrow up to $10 million under a short-term unsecured line of credit with the Fund's custodian ("Line of Credit") and may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for, temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes.

  Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended August 31, 1998, the Fund did not borrow under the Facility and had an average daily amount of borrowing outstanding under the Line of Credit arrangement of $1,147,482 with a related weighted average annualized interest rate of 6.28%.

NOTES TO FINANCIAL STATEMENTS

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at August 31, 1998 was substantially the same as the cost of securities for financial statement purposes.

  At August 31, 1998, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over
  cost)...............................................................   $ 146,413,005
Gross depreciation (investments having an excess of cost over
  value)..............................................................     (80,889,890)
                                                                         -------------
Net unrealized appreciation of investments............................   $  65,523,115
                                                                         -------------
                                                                         -------------

  For the year ended August 31, 1998, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases.............................................................   $ 961,591,708
Sales.................................................................   $ 332,532,872

FEDERAL TAX STATUS

  The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

  To reflect reclassifications for the Fund arising from permanent "book/tax" differences for the year ended August 31, 1998, undistributed net investment income was increased by $251,726, accumulated net realized gains from investment transactions were decreased by $244,981 and beneficial interest was decreased by $6,745.

BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                         CLASS A                    CLASS B                    CLASS C
                                -------------------------  -------------------------  -------------------------
                                  SHARES        AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
                                -----------  ------------  -----------  ------------  -----------  ------------
Year Ended August 31, 1998:
Shares sold...................    9,221,547  $238,313,556   12,709,779  $325,991,212    9,692,236  $251,254,120
Shares repurchased............   (3,202,931)  (81,610,480)  (2,322,552)  (60,350,902)  (3,317,661)  (85,764,520)
Shares converted from Class B
  to Class A..................      637,860    14,988,357     (634,160)  (14,988,357)     --            --
Dividends reinvested..........      111,953     2,570,453       99,977     2,285,483       82,162     1,888,083
                                -----------  ------------  -----------  ------------  -----------  ------------
Net increase..................    6,768,429  $174,261,886    9,853,044  $252,937,436    6,456,737  $167,377,683
                                -----------  ------------  -----------  ------------  -----------  ------------
                                -----------  ------------  -----------  ------------  -----------  ------------
Year ended August 31, 1997:
Shares sold...................    8,395,445  $168,990,356   10,195,130  $207,328,762    7,474,383  $151,185,931
Shares repurchased............   (2,197,019)  (44,557,135)  (1,127,432)  (22,990,205)  (1,559,610)  (31,328,880)
Dividends reinvested..........       25,482       470,393       25,089       462,390       23,737       439,368
                                -----------  ------------  -----------  ------------  -----------  ------------
Net increase..................    6,223,908  $124,903,614    9,092,787  $184,800,947    5,938,510  $120,296,419
                                -----------  ------------  -----------  ------------  -----------  ------------
                                -----------  ------------  -----------  ------------  -----------  ------------

                                         CLASS Y
                                -------------------------
                                  SHARES        AMOUNT
                                -----------  ------------
Year Ended August 31, 1998:
Shares sold...................    2,647,231  $ 68,248,622
Shares repurchased............   (1,148,127)  (29,192,360)
Shares converted from Class B
  to Class A..................      --            --
Dividends reinvested..........       29,898       689,157
                                -----------  ------------
Net increase..................    1,529,002  $ 39,745,419
                                -----------  ------------
                                -----------  ------------
Year ended August 31, 1997:
Shares sold...................    1,018,316  $ 23,118,212
Shares repurchased............     (185,400)   (4,068,704)
Dividends reinvested..........        9,790       181,222
                                -----------  ------------
Net increase..................      842,706  $ 19,230,730
                                -----------  ------------
                                -----------  ------------

PAINEWEBBER TACTICAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                     CLASS A                                          CLASS B
                                -------------------------------------------------  ---------------------------------------------
                                                                                                                       FOR THE
                                                                                            FOR THE YEARS              PERIOD
                                                  FOR THE YEARS                                 ENDED                JANUARY 30,
                                                ENDED AUGUST 31,                             AUGUST 31,               1996+ TO
                                -------------------------------------------------  -------------------------------   AUGUST 31,
                                    1998         1997      1996    1995**   1994        1998             1997           1996
                                ------------   --------  --------  ------  ------  --------------   --------------   -----------
Net asset value, beginning of
  period......................    $    22.23   $  16.15  $  14.86  $13.78  $13.50       $   22.08        $   16.13     $ 15.54
                                ------------   --------  --------  ------  ------  --------------   --------------   -----------
Net investment income.........          0.15       0.18@     0.18    0.22    0.24            0.00             0.03@       0.02
Net realized and unrealized
  gains from investments......          1.47       6.12@     2.31    2.05    0.32            1.43             6.09@       0.57
                                ------------   --------  --------  ------  ------  --------------   --------------   -----------
Net increase from investment
  operations..................          1.62       6.30      2.49    2.27    0.56            1.43             6.12        0.59
                                ------------   --------  --------  ------  ------  --------------   --------------   -----------
Dividends from net investment
  income......................         (0.12)     (0.14)    (0.14)  (0.22)  (0.24)          (0.01)           (0.09)     --
Distributions from net
  realized gains from
  investment transactions.....         (0.18)     (0.08)    (1.06)  (0.97)  (0.04)          (0.18)           (0.08)     --
                                ------------   --------  --------  ------  ------  --------------   --------------   -----------
Total dividends and
  distributions to
  shareholders................         (0.30)     (0.22)    (1.20)  (1.19)  (0.28)          (0.19)           (0.17)     --
                                ------------   --------  --------  ------  ------  --------------   --------------   -----------
Net asset value, end of
  period......................    $    23.55   $  22.23  $  16.15  $14.86  $13.78       $   23.32        $   22.08     $ 16.13
                                ------------   --------  --------  ------  ------  --------------   --------------   -----------
                                ------------   --------  --------  ------  ------  --------------   --------------   -----------
Total investment return(1)....          7.31%     39.26%    17.35%  18.43%   4.21%           6.49%           38.14%       3.80%
                                ------------   --------  --------  ------  ------  --------------   --------------   -----------
                                ------------   --------  --------  ------  ------  --------------   --------------   -----------
Ratios/supplemental data:
Net assets, end of period
  (000's).....................    $  340,245   $170,759  $ 23,551  $1,944  $1,801       $ 483,068        $ 239,836     $28,495
Expenses to average net
  assets......................          0.95%      0.99%     1.17%   1.46%   1.13%           1.71%            1.74%       1.84%*
Net investment income (loss)
  to average net assets.......          0.74%      0.88%     1.12%   1.60%   1.64%          (0.02)%           0.13%       0.47%*
Portfolio turnover rate.......            33%         6%        6%     53%      4%             33%               6%          6%

-----------------

 +   Commencement of issuance of shares.

 *   Annualized.

** Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.

 @   Calculated using the average shares outstanding for the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A, Class B and Class C would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

                                                      CLASS C
                                ----------------------------------------------------
                                                   FOR THE YEARS
                                                  ENDED AUGUST 31,
                                ----------------------------------------------------
                                     1998          1997     1996    1995**    1994
                                --------------   --------  -------  -------  -------
Net asset value, beginning of
  period......................       $   22.18   $  16.12  $ 14.87  $ 13.78  $ 13.49
                                --------------   --------  -------  -------  -------
Net investment income.........           (0.01)      0.03@    0.06     0.12     0.13
Net realized and unrealized
  gains from investments......            1.45       6.11@    2.32     2.06     0.33
                                --------------   --------  -------  -------  -------
Net increase from investment
  operations..................            1.44       6.14     2.38     2.18     0.46
                                --------------   --------  -------  -------  -------
Dividends from net investment
  income......................        --            --       (0.07)   (0.12)   (0.13)
Distributions from net
  realized gains from
  investment transactions.....           (0.17)     (0.08)   (1.06)   (0.97)   (0.04)
                                --------------   --------  -------  -------  -------
Total dividends and
  distributions to
  shareholders................           (0.17)     (0.08)   (1.13)   (1.09)   (0.17)
                                --------------   --------  -------  -------  -------
Net asset value, end of
  period......................       $   23.45   $  22.18  $ 16.12  $ 14.87  $ 13.78
                                --------------   --------  -------  -------  -------
                                --------------   --------  -------  -------  -------
Total investment return(1)....            6.49%     38.20%   16.52%   17.57%    3.46%
                                --------------   --------  -------  -------  -------
                                --------------   --------  -------  -------  -------
Ratios/supplemental data:
Net assets, end of period
  (000's).....................       $ 397,767   $233,044  $73,630  $48,105  $62,970
Expenses to average net
  assets......................            1.70%      1.75%    1.95%    2.22%    1.88%
Net investment income (loss)
  to average net assets.......           (0.01)%     0.14%    0.35%    0.86%    0.89%
Portfolio turnover rate.......              33%         6%       6%      53%       4%

                                                    CLASS Y
                                -----------------------------------------------

                                                 FOR THE YEARS
                                               ENDED AUGUST 31,
                                -----------------------------------------------
                                    1998        1997     1996    1995**   1994
                                ------------   -------  -------  ------  ------
Net asset value, beginning of
  period......................     $   22.33   $ 16.20  $ 14.88  $13.79  $13.52
                                ------------   -------  -------  ------  ------
Net investment income.........          0.21      0.23@    0.30    0.23    0.25
Net realized and unrealized
  gains from investments......          1.49      6.13@    2.24    2.09    0.33
                                ------------   -------  -------  ------  ------
Net increase from investment
  operations..................          1.70      6.36     2.54    2.32    0.58
                                ------------   -------  -------  ------  ------
Dividends from net investment
  income......................         (0.17)    (0.15)   (0.16)  (0.26)  (0.27)
Distributions from net
  realized gains from
  investment transactions.....         (0.18)    (0.08)   (1.06)  (0.97)  (0.04)
                                ------------   -------  -------  ------  ------
Total dividends and
  distributions to
  shareholders................         (0.35)    (0.23)   (1.22)  (1.23)  (0.31)
                                ------------   -------  -------  ------  ------
Net asset value, end of
  period......................     $   23.68   $ 22.33  $ 16.20  $14.88  $13.79
                                ------------   -------  -------  ------  ------
                                ------------   -------  -------  ------  ------
Total investment return(1)....          7.62%    39.55%   17.70%  18.79%   4.41%
                                ------------   -------  -------  ------  ------
                                ------------   -------  -------  ------  ------
Ratios/supplemental data:
Net assets, end of period
  (000's).....................     $  74,872   $36,467  $12,803  $2,506  $3,880
Expenses to average net
  assets......................          0.67%     0.74%    0.95%   1.23%   0.88%
Net investment income (loss)
  to average net assets.......          1.03%     1.16%    1.38%   1.86%   1.90%
Portfolio turnover rate.......            33%        6%       6%     53%      4%

-----------------

 +   Commencement of issuance of shares.

 *   Annualized.

** Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.

 @   Calculated using the average shares outstanding for the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A, Class B and Class C would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

PAINEWEBBER TACTICAL ALLOCATION FUND

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
PaineWebber Tactical Allocation Fund

We have audited the accompanying statement of assets and liabilities of PaineWebber Tactical Allocation Fund, including the portfolio of investments, as of August 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1994 was audited by other auditors whose report dated October 14, 1994 expressed an unqualified opinion on the financial highlights.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at August 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Tactical Allocation Fund at August 31, 1998, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.

                                                 [SIGNATURE]
New York, New York
October 16, 1998

PAINEWEBBER TACTICAL ALLOCATION FUND

TAX INFORMATION (UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (August 31, 1998) as to federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year are taxable and are derived from the following sources:

PER SHARE DATA:                                               CLASS A  CLASS B  CLASS C  CLASS Y
------------------------------------------------------------  -------  -------  -------  -------
Net investment income*......................................  $0.1204  $0.0116  $0.0000  $0.1653
Short-term capital gains*...................................   0.0157  0.0157    0.0049   0.0157
Long-term capital gains**...................................   0.1612  0.1612    0.1612   0.1612
Percentage of ordinary income dividends qualifying for the
  dividends received deduction available to corporate
  shareholders..............................................   96.33%   96.33%   96.33%   96.33%

-----------------

*  Taxable as ordinary income

** The amount of distributions taxed at a 28% rate was $0.0659 per share.

  Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

  Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1998. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1999. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

[GRAPHIC]

------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.                         Mary C. Farrell
CHAIRMAN
                                               Meyer Feldberg
Margo N. Alexander
                                               George W. Gowen
Richard Q. Armstrong
                                               Frederic V. Malek
Richard R. Burt
                                               Carl W. Schafer

PRINCIPAL OFFICERS

Margo N. Alexander                             Paul H. Schubert
PRESIDENT                                      VICE PRESIDENT AND TREASURER

Victoria E. Schonfeld                          T. Kirkham Barneby
VICE PRESIDENT                                 VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

INVESTMENT ADVISER,
ADMINISTRATOR AND
DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019






THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

[GRAPHIC]

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS                                            PAINEWEBBER

/ / High Income Fund
/ / Investment Grade Income Fund
/ / Low Duration U.S. Government Income Fund
/ / Strategic Income Fund
/ / U.S. Government Income Fund

TAX-FREE BOND FUNDS                                  ------------------

/ / California Tax-Free Income Fund
/ / Municipal High Income Fund                       TACTICAL
/ / National Tax-Free Income Fund
/ / New York Tax-Free Income Fund                    ALLOCATION

STOCK FUNDS                                          FUND

/ / Financial Services Growth Fund
/ / Growth Fund
/ / Growth and Income Fund
/ / Mid Cap Fund
/ / Small Cap Fund
/ / S&P 500 Index Fund
/ / Utility Income Fund
                                                 A U G U S T   3 1 ,   1 9 9 8
ASSET ALLOCATION FUNDS

/ / Balanced Fund
/ / Tactical Allocation Fund

GLOBAL FUNDS

/ / Asia Pacific Growth Fund
/ / Emerging Markets Equity Fund
/ / Global Equity Fund
/ / Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS

/ / Aggressive Portfolio
/ / Moderate Portfolio
/ / Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND


                                 PAINEWEBBER
                  -Copyright-1998 PaineWebber Incorporated
                                 Member SIPC